Customer and Supplier Concentrations	6 Months Ended
Mar. 31, 2025
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 12 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

Customer concentration

For the six months ended March 31, 2025, one customer accounted for 19.37% of total revenue. As of March 31, 2025, there was no customer which accounts receivable accounted for over 10% of the Company’s total accounts receivable.

The Company had no significant customer during the six months ended March 31, 2024. There was one customer accounted for a significant portion of total accounts receivable for the six months ended March 31, 2024, which accounted for 19.46% of the Company’s total accounts receivable.

The loss of our significant customers or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

Supplier concentration

For the six months ended March 31, 2025, three suppliers accounted for 22.88%, 11.97% and 10.35% of the Company’s total purchase. There were four suppliers that have significant concentration (over 10%) of total accounts payable for the six months ended March 31, 2025, which accounted for 30.79%, 15.72%, 11.78%, and 10.39% of the Company’s total accounts payable.

For the six months ended March 31, 2024, three suppliers accounted for 29.16%, 13.51% and 10.61% of the Company’s total purchase. There were two suppliers that have significant concentration (over 10%) of total accounts payable for the six months ended March 31, 2024, which accounted for 35.44% and 29.66% of the Company’s total accounts payable.

The Company believes there are numerous other suppliers that could be substituted should these suppliers become unavailable or non-competitive.